Long-term debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-term debt/Lines of credit [Abstract]
Long-term debt

As of December 31 (in thousands)	2011 EUR	2010 EUR

Eurobond, carrying amount	695,618	674,835
Loan headquarter building[1]	33,795	35,225
Other	6,955	-

Long-term debt	736,368	710,060
Less: current portion of long-term debt	2,587	1,429

Non-current portion of long-term debt	733,781	708,631

1	This loan relates to the Company’s Variable Interest Entity, see Note 11.

Principal repayments and other borrowing arrangements

(in thousands)	EUR

2012	2,587
2013	2,481
2014	2,379
2015	2,379
2016	2,379
Thereafter	628,545

Long-term debt	640,750
Less: current portion of long-term debt	2,587

Non-current portion of long-term debt	638,163

Summary of carrying amount of outstanding Eurobond and fair value of interest rate swaps

As of December 31 (in thousands)	2011 EUR	2010 EUR

Eurobond
Principal amount	600,000	600,000
Fair value interest rate swaps[1]	95,618	74,835

Carrying amount	695,618	674,835

1	The fair value of the interest rate swaps excludes accrued interest.

Estimated fair value of Eurobond

As of December 31 (in thousands)	Principal Amount EUR	2011 Carrying Amount EUR	Fair Value[1] EUR	Principal Amount EUR	2010 Carrying Amount EUR	Fair Value[1] EUR

Eurobond	600,000	695,618	640,500	600,000	674,835	631,452

1	Source: Bloomberg Finance LP